Accrued Expenses	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses
5. Accrued Expenses
Accrued expenses consist of the following (in thousands):

	December 31, 2023	December 31, 2022
Employee compensation	$1,587	$1,385
Research and development	1,036	1,206
Professional and outside services	75	112
Interest	223	197
Other	—	468

	$2,921	$3,368